Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	May 03, 2014	Feb. 01, 2014	Feb. 02, 2013
Current assets:
Cash and cash equivalents	$ 21,789	$ 21,484	$ 317
Trade receivables, net	13,535	40,198	33,933
Inventories, net	31,850	33,956	18,887
Prepaid expenses and other current assets	11,787	8,093	5,298
Current assets of discontinued operations			141,357
Total current assets	78,961	103,731	199,792
Property, plant and equipment:
Building and improvements		15,355	9,373
Machinery and equipment		2,439	1,449
Capitalized software		630	51
Construction in process		1,200	219
Total property, plant and equipment		19,624	11,092
Less accumulated depreciation and amortization		(6,009)	(4,104)
Property, plant and equipment, net	14,053	13,615	6,988
Intangible assets, net	110,093	110,243	110,842
Goodwill	63,746	63,746	63,746
Deferred income taxes and other assets	121,738	123,007	1,281
Long-term assets of discontinued operations			59,475
Total assets	388,591	414,342	442,124
Current liabilities:
Accounts payable	16,272	23,847	18,478
Accrued salaries and employee benefits	2,534	5,425	11,151
Other accrued expenses	8,957	9,061	1,276
Current liabilities of discontinued operations			159,141
Total current liabilities	27,763	38,333	190,046
Long-term debt	150,000	170,000	391,434
Deferred income taxes and other	6,482	3,443	14,556
Other liabilities	169,015	169,015
Long-term liabilities of discontinued operations			407,353
Commitments and contingencies
Stockholders' equity (deficit):
Common Stock, value	367	367	262
Additional paid in capital	1,008,945	1,008,549	386,419
Accumulated deficit	(973,916)	(975,300)	(947,880)
Accumulated other comprehensive loss	(65)	(65)	(66)
Total stockholders' equity (deficit)	35,331	33,551	(561,265)
Total liabilities and stockholders' equity (deficit)	$ 388,591	$ 414,342	$ 442,124